Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

PERPETUAL AMERICAS FUNDS TRUST

(the “Trust”)

BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND

BARROW HANLEY CREDIT OPPORTUNITIES FUND

BARROW HANLEY EMERGING MARKETS VALUE FUND

BARROW HANLEY FLOATING RATE FUND

BARROW HANLEY INTERNATIONAL VALUE FUND

BARROW HANLEY TOTAL RETURN BOND FUND

BARROW HANLEY US VALUE OPPORTUNITIES FUND

JOHCM EMERGING MARKETS DISCOVERY FUND

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM GLOBAL SELECT FUND

JOHCM INTERNATIONAL OPPORTUNITIES FUND

JOHCM INTERNATIONAL SELECT FUND

REGNAN SUSTAINABLE WATER AND WASTE FUND

TRILLIUM ESG GLOBAL EQUITY FUND

TRILLIUM ESG SMALL/MID CAP FUND

TSW CORE PLUS BOND FUND

TSW EMERGING MARKETS FUND

TSW HIGH YIELD BOND FUND

TSW LARGE CAP VALUE FUND

Supplement dated July 31, 2025 to the

Statutory Prospectuses and Statement of Additional Information

for Institutional, Advisor, Investor and Class Z Shares of the Trust

dated February 1, 2025, as amended

Effective July 31, 2025, the address of Perpetual Americas Funds Distributors, LLC is:

190 Middle Street, Suite 301, Portland, ME 04101

Accordingly, all references to 3 Canal Plaza, Suite 100, Portland, Maine 04101 in the Statutory Prospectuses and Statement of Additional Information are hereby replaced with 190 Middle Street, Suite 301, Portland, ME 04101.

This Supplement should be retained for future reference.